CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Allowance for doubtful accounts	¥ 249,484	$ 38,235	¥ 86,152
Current liabilities of consolidated VIE without recourse to primary beneficiary	12,634,249	1,936,283	10,569,668
Non-current liabilities of consolidated VIE without recourse to primary beneficiary	5,511,970	844,743	5,007,904
Consolidated VIEs
Current liabilities of consolidated VIE without recourse to primary beneficiary	10,636,934	1,630,183	8,491,555
Non-current liabilities of consolidated VIE without recourse to primary beneficiary	1,786,202	273,746	1,967,870
Consolidated VIEs | Nonrecourse
Current liabilities of consolidated VIE without recourse to primary beneficiary	6,959,968	1,066,664	5,967,835
Non-current liabilities of consolidated VIE without recourse to primary beneficiary	¥ 1,786,202	$ 273,746	¥ 1,967,870
Class A ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01
Ordinary shares, authorized shares	1,858,134,053	1,858,134,053	1,858,134,053
Ordinary shares, issued shares	250,648,452	250,648,452	250,648,452
Ordinary shares, outstanding shares	250,648,452	250,648,452	250,648,452
Class B ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01
Ordinary shares, authorized shares	94,075,249	94,075,249	94,075,249
Ordinary shares, issued shares	94,075,249	94,075,249	94,075,249
Ordinary shares, outstanding shares	94,075,249	94,075,249	94,075,249
Class C ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01
Ordinary shares, authorized shares	47,790,698	47,790,698	47,790,698
Ordinary shares, issued shares	47,790,698	47,790,698	47,790,698
Ordinary shares, outstanding shares	47,790,698	47,790,698	47,790,698